Short-Term Deposits and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of short-term investments and deposits [Abstract]
Schedule of Short-Term Deposits and Restricted Cash
	As at December 31,
	2019	2018
	$ Thousands
Short-term deposits and restricted cash (1)	33,497	49,881
Others	57	57
	33,554	49,938

(1)	Balance as at December 31, 2018 includes approximately $22 million held in escrow in relation to the Tamar dispute which was released in 2019 (Refer to Note 10.A.a).